4. Convertible Debentures: Schedule of Convertible Debentures (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Convertible Debentures

	December 31, 2018 $	December 31, 2017 $	December 31, 2016 $

Power Up Lending Group Ltd. on August 2, 2017, unsecured, bears interest at 12% per annum, due May 15, 2018 and convertible into common stock at 58% of average of the three lowest trading prices for the ten trading days prior to conversion	–	35,000	–

Power Up Lending Group Ltd. on December 19, 2016, unsecured, bears interest at 8% per annum, due September 30, 2017 and convertible into common stock at 58% of average of the three lowest trading prices for the ten trading days prior to conversion	–	–	33,000

Crown Bridge Partners, LLC. on September 13, 2016, unsecured, bears interest at 8% per annum, due September 30, 2017 and convertible into common stock at 58% of average of the two lowest trading prices for the ten trading days prior to conversion	–	–	30,000

Crown Bridge Partners, LLC. on September 28, 2015, unsecured, bears interest at 10% per annum, due September 28, 2016 and convertible into common stock at 58% of average of the two lowest trading prices for the ten trading days prior to conversion	–	–	9,497

	–	35,000	72,497

Less: unamortized discount	–	(32,250)	(65,134)

	–	2,750	7,363